OTHER RECEIVABLES (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
OTHER RECEIVABLES
Rental deposit		$ 10,725	$ 0
Property management fee deposit	$ 170,428	0
Prepaid trademark and system set up fee	0	3,318
Staff reserve fund	12,898	2,453	0
Other receivable	$ 12,898	$ 5,771	$ 0